Risk Management_Cash flow of derivative financial liabilities by maturities (Details) - KRW (₩)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	₩ 7,202,000,000	₩ 33,753,000,000
Fair value risk hedge		18,196,000,000
Trading purpose	2,843,195,000,000	2,090,861,000,000
Within 3 months
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	1,839,000,000	(1,880,000,000)
Fair value risk hedge		(3,835,000,000)
Trading purpose	2,843,195,000,000	2,090,861,000,000
4 to 6 months
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	(341,000,000)	(683,000,000)
Fair value risk hedge		9,448,000,000
Trading purpose	0	0
7 to 9 months
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	(298,000,000)	8,080,000,000
Fair value risk hedge		(3,541,000,000)
Trading purpose	0	0
10 to 12 months
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	(247,000,000)	14,133,000,000
Fair value risk hedge		9,133,000,000
Trading purpose	0	0
1 to 5 years
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	6,249,000,000	14,103,000,000
Fair value risk hedge		6,991,000,000
Trading purpose	0	0
Over 5 years
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	0	0
Fair value risk hedge		0
Trading purpose	₩ 0	₩ 0